Expendable spare parts and supplies, net of provision for obsolescence (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Expendable Spare Parts And Supplies Net Of Provision For Obsolescence Details
Expendable spare parts	$ 86,705	$ 74,869
Supplies	10,543	7,493
Total	$ 97,248	$ 82,362